Income (Loss) before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes	$ 328,289	[1]	$ 295,053	[1]	$ 268,454	[1]
United States
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes	187,687		217,427		198,103
Foreign
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes	$ 140,602		$ 77,626		$ 70,351

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.